Related Party Transactions (Details) - Schedule of Related Parties	6 Months Ended
Jun. 30, 2024
Bitmain Technologies Holding Company and its affiliates (“Bitmain”) [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Related parties of one of the Company’s shareholders
Mr. Liang Lu [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Ultimate controller of the Company